Cash flow statement (Tables)	12 Months Ended
Dec. 31, 2024
Cash flow statement
Schedule of cash flow statement

Analysis of net debt including lease liabilities

	Borrowings
	Overdrafts	Due within one year	Due after one year	Net currency swaps	Net interest swaps	Total liabilities - financing activities	Cash and cash equivalents	Net debt
	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
At 1 January 2022	(5)	(486)	(2,848)	–	–	(3,339)	1,290	(2,049)
Net cash flow/debt movement	1	302	94	(3)	–	394	(931)	(537)
Fair value changes including exchange adjustments	(2)	23	45	3	(13)	56	(9)	47
Corporate bond issuance expense	–	–	3	–	–	3	–	3
IFRS 16 lease liabilities movement	–	7	(6)	–	–	1	–	1
At 31 December 2022	(6)	(154)	(2,712)	–	(13)	(2,885)	350	(2,535)
Net cash flow/debt movement	8	(604)	429	(4)	–	(171)	(48)	(219)
Fair value changes including exchange adjustments	(4)	–	(39)	3	20	(20)	–	(20)
Corporate bond issuance expense	–	–	1	–	–	1	–	1
IFRS 16 lease liabilities movement	–	(6)	3	–	–	(3)	–	(3)
At 31 December 2023	(2)	(764)	(2,318)	(1)	7	(3,078)	302	(2,776)
Net cash flow/debt movement	1	705	(1,000)	–	–	(294)	331	37
Fair value changes including exchange adjustments	(1)	–	46	–	(13)	32	(14)	18
Corporate bond issuance expense	–	-	9	–	–	9	–	9
IFRS 16 lease liabilities movement	–	(2)	5	–	–	3	–	3
At 31 December 2024	(2)	(61)	(3,258)	(1)	(6)	(3,328)	619	(2,709)

Group financial statements continued

Notes to the Group accounts continued

20 Cash flow statement continued

Reconciliation of net cash flow to movement in net debt including lease liabilities

	2024	2023	2022
	$ million	$ million	$ million
Net cash flow from cash net of overdrafts	332	(40)	(930)
Settlement of currency swaps	–	(4)	(3)
Net cash flow from borrowings	(295)	(175)	396
Change in net debt from net cash flow	37	(219)	(537)
IFRS 16 lease liabilities	3	(3)	1
Exchange adjustment	18	(20)	47
Corporate bond issuance expense	9	1	3
Change in net debt in the year	67	(241)	(486)
Opening net debt	(2,776)	(2,535)	(2,049)
Closing net debt	(2,709)	(2,776)	(2,535)

Cash and cash equivalents

For the purposes of the Group cash flow statement, cash and cash equivalents at 31 December 2024 comprise cash at bank and other short-term liquid investments with original maturities of three months or less and bank overdrafts.

	2024	2023	2022
	$ million	$ million	$ million
Cash at bank and other short-term liquid investments with original maturities of three months or less	619	302	350
Bank overdrafts	(2)	(2)	(6)
Cash and cash equivalents	617	300	344

The Group operates in over 100 countries around the world, some of which impose restrictions over cash movement. These restrictions have only a minimal impact on the management of the Group’s cash.

Cash outflows/(inflows) arising from financing activities

	Repayment	Borrowing	Proceeds from	Repayment	Cash outflow/			Proceeds from own
	of bank	of bank	Corporate	of lease	(inflow)		Purchase of	shares/issue of
	loans[1]	loans[1]	Bond issue	liabilities	from other	Dividends	own shares	ordinary shares	Total
2024	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Debt	705	–	(1,000)	55	–	–	–	–	(240)
Equity	–	–	–	–	–	327	–	(1)	326
Total	705	–	(1,000)	55	–	327	–	(1)	86

2023
Debt	151	(326)	–	52	(4)	–	–	–	(127)
Equity	–	–	–	–	–	327	–	–	327
Total	151	(326)	–	52	(4)	327	–	–	200

2022
Debt	881	–	(485)	54	(3)	–	–	–	447
Equity	–	–	–	–	–	327	158	(6)	479
Total	881	–	(485)	54	(3)	327	158	(6)	926
1	This includes drawdown and repayment of the syndicated RCF.